Provision for Taxes, Civil and Labor Risks - Schedule of Changes in Taxes, Civil and Labor Provisions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision for tax civil and labor risks [abstract]
Balance at the beginning of the year	R$ 73,198	R$ 76,353
Provisions recognized	70,439	78,469
Utilized provisions	(62,653)	(81,624)
Balance at the ending of the year	R$ 80,984	R$ 73,198